Income tax expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income tax expense
36	Income tax expense

Italian companies are subject to two enacted income taxes at the following rates:

	2018	2017
IRES (state tax)	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law. The 2016 budget law (Law n. 208 of 28 December 2015) was passed by the Italian Parliament on December 22, 2015 with significant changes relating to Italy’s corporate income tax. In fact, the Italian tax rate has been reduced from 27.5% to 24.0% starting from fiscal year 2017.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs). The enacted IRAP tax rate due in Puglia region for 2018 and 2017 is 4.82% (3.90% plus 0.92%).

Total income taxes for the years ended December 31, 2018 and 2017 are allocated as follows:

	2018	2017
Current:
- Domestic	(4,504)	(40)
- Foreign	(3,052)	(3,777)

Total (a)	(7,556)	(3,817)

Deferred:
- Domestic	270	(310)
- Foreign	(143)	1,241

Total (b)	127	931

Total (a + b)	(7,429)	(2,886)

Consolidated profit (loss) before income taxes and non-controlling interest of the consolidated statement of profit or loss for the years ended December 31, 2018 and 2017, is analysed as follows:

	2018	2017
Domestic	40,822	(28,358)
Foreign	(274)	399

Total	40,548	(27,959)

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2018 and 2017, to income before income taxes and non-controlling interest) as follows:

	2018	2017
Expected tax benefit (expense) at statutory tax rates	(9,732)	6,710
Effect of:
- Tax exempt income	1,665	952
- Aggregate effect of different tax rates in foreign jurisdictions	208	25
- Italian regional tax	(46)	(39)
- Non-deductible expenses	(2,667)	(1,972)
- Tax effect on unremitted earnings	(1,252)	(1,998)
- Non taxable gain from disposal and loss of control of a subsidiary	17,193	—
- Chinese withholding tax on income not recoverable	(4,458)	—
- Tax audit settlement for other taxes	—	930
- Effect of net change in deferred tax assets unrecognised	(8,340)	(7,494)

Actual tax charge	(7,429)	(2,886)

The effective income tax rates for the years ended December 31, 2018 and 2017 were 18.32% and 10.32%, respectively.

The income tax payable recorded for the years ended December 31, 2018 and 2017 is 880 and 1,317, respectively. Whereas, the current income tax receivable recorded for the years ended December 31, 2018 and 2017 is 1,986 and 2,413, respectively.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2018, 2017 and January 1, 2017 are presented below:

	31/12/18	31/12/17	01/01/17
Deferred tax assets
Intercompany profit on inventories	1,162	885	344
Provision for contingent liabilities	621	314	506
Inventories obsolescence	152	166	—
Deferred revenues and costs (IFRS 15)	—	759	459
Tax loss carry-forwards	—	172	852
Other temporary differences	92	360	396

Total deferred tax assets	2,027	2,656	2,557

	31/12/18	31/12/17	01/01/17
Deferred tax liabilities
Unrealised net gains on foreign exchange rate	(735)	(1,271)	(998)
Deferred revenues and costs (IFRS 15)	(716)	(989)	(413)
Withholding tax on unremitted earnings of subsidiaries	—	—	(1,720)
Other temporary differences	(143)	(90)	(43)

Total deferred tax liabilities	(1,594)	(2,350)	(3,174)

The following table shows the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2018, 2017 and January 1, 2017.

	31/12/18	31/12/17	01/01/17
Deferred tax assets	2,027	2,656	2,557
Deferred tax liabilities compensated	(1,552)	(2,030)	(1,411)

Net deferred tax assets	475	626	1,146

Deferred tax liabilities	(42)	(320)	(1,763)

Movements in deferred tax balances occurred during 2018 and 2017 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at January 1, 2017	2,557	(3,174)	(617)
Recognised in profit or loss	99	832	931
Recognised in OCI	—	(8)	(8)

Balance as at December 31, 2017	2,656	(2,350)	306
Recognised in profit or loss	(629)	756	127
Recognised in OCI	—	—	—

Balance as at December 31, 2018	2,027	(1,594)	433

The deferred taxes reported above have been calculated considering the tax rate reduction from 27.5% to 24.0% approved by the Italian Parliament and starting from 2017. Therefore, the tax rate applied to calculate each of the Italian deferred tax assets and liabilities has been set considering the estimated period in which each of the related temporary differences will be reversed.

Deferred tax assets recognized are mainly related to intercompany profit on inventories recorded by the Company and provisions for contingent liabilities and inventories obsolescence recorded by Natuzzi China Ltd.

In assessing the realisability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realised. The ultimate realisation of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilised.

Given the cumulative loss position of the domestic companies and of some of foreign subsidiaries as at December 31, 2018 and 2017, management has considered the scheduled reversal of deferred tax liabilities and tax planning strategies, in making their assessment. After an analysis as at December 31, 2018 and 2017, management has not identified any relevant tax planning strategies prudent and feasible available to increase the recognition of the deferred tax assets. Therefore, as at December 31, 2018 and 2017 the realisation of the deferred tax assets is primarily based on the scheduled reversal of deferred tax liabilities, except in certain historically profitable jurisdictions.

Based upon this analysis, management believes that the Natuzzi Group will realise the benefits related to these deductible differences and net operating losses carry-forwards as at December 31, 2018 and 2017.

Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	31/12/18	31/12/17	01/01/17
Unrecognised deferred tax assets
Tax loss carry-forwards	99,133	95,912	94,556
Provision for contingent liabilities	3,234	4,085	2,223
Inventories obsolescence	2,055	1,924	2,078
Intercompany profit on inventories	1,040	817	947
Allowance for doubtful accounts	2,145	2,434	2,121
Provision for warranties	1,343	1,757	1,649
Impairment of property, plant and equipment	1,228	1,425	1,521
Goodwill and intangible assets	569	912	981
Deferred revenues and costs (IFRS 15)	541	—	—
IAS 19 adjustment - employees’ leaving entitlement	470	357	392
Other temporary differences	1,304	1,836	2,699

Total unrecognised deferred tax assets	113,062	111,459	109,167

As at December 31, 2018, 2017 and January 1, 2017, taxes that will be due on the distribution of the portion of shareholders’ equity equal to unremitted earnings of some subsidiaries are 1,708, 3,812 and 5,603, respectively. The Group has not provided for such taxes as at likelihood of distribution is not probable.

As at December 31, 2018 the tax losses carried-forward of the Group total 393,630 and expire as follows:

2019	2,833
2020	5,368
2021	6,586
2022	4,051
2023	6,809
Thereafter	39,333
No expiration	328,650

Total	393,630

Starting from 2014, in Italy, all tax losses carried-forward no longer expire, with the only limitation being that such tax losses carried-forward can be utilised to off-set a maximum of 80% of the taxable income in each following year. The new tax rule is applicable also to tax losses carried-forward from previous periods.

The Company operates in many foreign jurisdictions. The Company and its major subsidiaries located in Romania and China are no longer subject to examination by tax authorities for years prior to 2014.